STATEMENTS OF INCOME - USD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Revenues
Interest	$ 769,398	$ 245,655	$ 523,365
Total revenues	22,862,029	7,741,974	71,459,790
Expenses
Compensation of Trustees	257,064	332,351	291,187
Corporate Trustee's administrative fees	62,500	62,500	62,500
Professional fees and expenses:
Legal	2,572,380	1,372,566	1,728,417
Accounting and auditing	247,443	216,250	198,089
Mining consultant and field representatives	42,925	41,542	42,120
Insurance	280,855	275,072	241,491
Annual stock exchange fee	80,575	74,425	71,255
Transfer agent's and registrar's fees	4,693	5,901	5,561
Other Trust expenses	330,258	52,282	53,425
Total expenses	3,878,693	2,432,889	2,694,045
Net income	$ 18,983,336	$ 5,309,085	$ 68,765,745
Number of units outstanding	13,120,010	13,120,010	13,120,010
Net income per unit (Note 2) (in dollars per unit)	$ 1.447	$ 0.405	$ 5.241
Royalties From Leases [Member]
Revenues
Royalty Revenue	$ 21,331,166	$ 7,253,916	$ 70,119,265
Royalties From Lease Fees [Member]
Revenues
Royalty Revenue	$ 761,465	$ 242,403	$ 817,160